UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2010

John Hancock New York Tax-Free Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Municipal Bonds 95.11%				$63,095,422
(Cost $58,125,168)

Guam 0.79%				525,945
Guam Government, Series A	5.750%	12/01/34	$500,000	525,945

New York 80.98%				53,721,887
Albany Parking Authority
Auto Parking Revenue, Prerefunded to 7-15-11, Series A	5.625	07/15/25	385,000	407,199
Albany Parking Authority
Auto Parking Revenue, Series A	5.625	07/15/25	365,000	372,782
Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	1,000,000	1,069,450
Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07/01/40	1,000,000	1,002,090
City of New York, Series B	5.250	12/01/17	1,500,000	1,592,760
City of New York, Series E-1	6.250	10/15/28	500,000	609,095
Herkimer County Industrial Development Agency
Flots Adult Home, Series A	5.500	03/20/40	980,000	1,048,394
Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05/01/33	1,000,000	1,157,900
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	1,500,000	1,685,595
Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11/15/28	1,000,000	1,131,450
Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11/15/34	2,750,000	2,962,080
Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01/01/16	1,000,000	1,032,220
Nassau County Industrial Development Agency
North Shore Health Systems Project, Series A	6.250	11/01/21	275,000	282,062
New York City Industrial Development Agency
7 World Trade Center, Series A	6.250	03/01/15	2,000,000	2,005,600
New York City Industrial Development Agency
Airis JFK I LLC Project, Series A AMT	5.500	07/01/28	1,000,000	899,900
New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration Partners AMT	5.650	10/01/28	1,000,000	812,040
New York City Industrial Development Agency
Lycee Francais De NY Project, Series A (D)	5.375	06/01/23	1,000,000	1,033,250
New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11/01/27	1,000,000	1,002,880
New York City Industrial Development Agency
Polytechnic University Project, Prerefunded to 11-1-10	6.125	11/01/30	1,000,000	1,019,840
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/21	1,000,000	1,057,070
New York City Municipal Water Finance Authority
Water Revenue, Series A	5.750	06/15/40	1,000,000	1,151,440
New York City Municipal Water Finance Authority
Water Revenue, Series D	Zero	06/15/20	2,000,000	1,506,900
New York City Municipal Water Finance Authority
Water Revenue, Series FF-2	5.000	06/15/40	1,000,000	1,071,130
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	1,000,000	1,071,900
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	1,000,000	1,127,000

John Hancock New York Tax-Free Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

New York (continued)
New York City Transitional Finance Authority
Income Tax Revenue, Series A (Zero Coupon steps up to
14.000% on 11-11-11)	Zero	11/01/29	$1,000,000	$989,350
New York Liberty Development Corp.	5.625%	07/15/47	1,000,000	1,038,210
New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04/01/17	1,225,000	1,480,192
New York State Dormitory Authority	5.000	07/01/41	1,000,000	1,101,960
New York State Dormitory Authority
City University, Prerefunded to 7-1-11, Series A	5.250	07/01/31	130,000	135,374
New York State Dormitory Authority
Miriam Osborn Memorial Home Association, Series B (D)	6.875	07/01/25	750,000	765,705
New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07/01/39	1,000,000	1,028,910
New York State Dormitory Authority
North Shore Long Island Jewish Group, Prerefunded to 5-1-13	5.375	05/01/23	1,000,000	1,131,370
New York State Dormitory Authority
Orange Regional Medical Center	6.125	12/01/29	750,000	773,655
New York State Dormitory Authority
State University Education Facilities, Series A	5.500	05/15/19	2,000,000	2,378,940
New York State Dormitory Authority
State University Education Facilities, Series A (D)	5.250	05/15/15	1,000,000	1,113,690
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06/15/34	1,000,000	1,088,900
Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)	Zero	07/01/29	5,330,000	2,311,888
Onondaga County Industrial Development Agency AMT	6.125	01/01/32	1,000,000	950,860
Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08/01/31	500,000	467,785
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	1,500,000	1,480,815
Suffolk County Industrial Development Agency
Huntington Hospital Project, Series B	6.000	11/01/22	1,000,000	1,032,300
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125	01/01/21	1,500,000	1,989,195
Tsasc, Inc., Tobacco Settlement
Prerefunded to 7-15-12, Series 1	5.500	07/15/24	670,000	722,407
Upper Mohawk Valley Regional Water Finance Authority
Water Revenue (D)	Zero	04/01/22	2,230,000	1,452,600
Westchester County Healthcare Corp.
Senior Lien, Series A	6.000	11/01/30	1,150,000	1,150,564
Yonkers Industrial Development Agency
Yonkers, Inc., Prerefunded to 2-1-11, Series A	6.625	02/01/26	1,000,000	1,025,190

Puerto Rico 10.04%				6,659,269
Puerto Rico Aqueduct & Sewer Authority
Water Revenue (D) (P)	10.021	07/01/11	1,000,000	1,096,880
Puerto Rico Public Building Authority
Lease Revenue, Series A (D)	6.250	07/01/12	1,110,000	1,195,403
Puerto Rico Public Finance Corp.
Prerefunded to 2-01-12, Series E	5.500	08/01/29	1,005,000	1,076,586
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero Coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	2,000,000	1,726,320
Puerto Rico Sales Tax Financing Corp.	5.000	08/01/35	1,000,000	1,035,560
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	500,000	528,520

John Hancock New York Tax-Free Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Virgin Islands 3.30%				$2,188,321
Virgin Islands Public Finance Authority
Sales Tax Revenue, Prerefunded to 10-1-10, Series A	6.500%	10/01/24	$535,000	543,111
Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,128,640
Virgin Islands Public Finance Authority, Series A1-1	5.000	10/01/29	500,000	516,570

			Par value	Value

Short-Term Investments 5.50%				$3,645,000
(Cost $3,645,000)

Repurchase Agreement 5.50%				3,645,000
Repurchase Agreement with State Street Corp. dated 8-31-10 at
0.010% to be repurchased at $3,645,001 on 9-1-10,
collateralized by $3,700,000 Federal Home Loan Bank, 2.500%
due 4-6-15 (valued at $3,718,500, including interest)			$3,645,000	3,645,000

Total investments (Cost $61,770,168)† 100.61%				$66,740,422

Other assets and liabilities, net (0.61%)				($403,090)

Total net assets 100.00%				$66,337,332

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments
ACA Financial Guaranty Corp.	4.20%
Ambac Financial Group, Inc.	3.97%
National Public Finance Guarantee Corp.	6.78%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $61,680,733. Net unrealized appreciation aggregated $5,059,689, of which $5,247,011 related to appreciated investment securities and $187,322 related to depreciated investment securities.

John Hancock New York Tax-Free Income Fund
As of 8-31-10 (Unaudited)

The portfolio had the following sector composition as a percentage of total net assets on 8-31-10:

General Obligation Bonds	3%

Revenue Bonds
Education	19%
Water & Sewer	10%
Health Care	8%
Development	6%
Airport	5%
Utilities	5%
Transportation	5%
Power	4%
Facilities	4%
Tobacco	3%
Health Care Services	2%
Pollution	1%
Other Revenue	18%
Short-Term Investments and Other	7%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the three month period ended August 31, 2010, all investments are categorized as Level 2 under the hierarchy described above.

During the three month period ended August 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q1 8/10
10/10

John Hancock MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2010

John Hancock Massachusetts Tax-Free Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Municipal Bonds 94.84%				$129,128,116
(Cost $121,232,375)

Guam 0.38%				525,945
Guam Government, Series A	5.750%	12/01/34	$500,000	525,945

Massachusetts 81.65%				111,165,033
Boston Housing Authority
Capital Program Revenue (D)	4.500	04/01/26	1,000,000	1,025,160
Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/27	3,255,000	3,418,205
Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/28	2,000,000	2,085,760
Boston Industrial Development Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05/15/15	130,000	130,564
Boston Water & Sewer Commission
Sewer Revenue, Series A	5.750	11/01/13	355,000	381,870
Boston Water & Sewer Commission
Water Revenue, Series A	5.000	11/01/30	1,000,000	1,133,480
Commonwealth of Massachusetts
Public Improvements (D)	5.500	11/01/17	1,000,000	1,249,460
Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11/01/15	1,000,000	1,213,440
Commonwealth of Massachusetts, Series C (D)	5.500	12/01/24	2,000,000	2,581,620
Commonwealth of Massachusetts, Series E (D)	5.000	11/01/25	1,000,000	1,223,030
Freetown Lakeville Regional School District (D)	5.000	07/01/23	1,000,000	1,080,690
Holyoke Gas & Electric Department
Natural Gas Revenue, Series A (D)	5.000	12/01/31	3,410,000	3,421,253
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Prefunded to 7-1-14, Series A	5.250	07/01/35	1,310,000	1,599,117
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Senior Series A	5.250	07/01/31	1,000,000	1,230,310
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07/01/31	2,000,000	2,352,740
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07/01/34	1,000,000	1,167,320
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2	Zero	07/01/26	2,500,000	1,271,975
Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03/01/14	1,000,000	1,138,320
Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07/01/33	2,500,000	3,007,000
Massachusetts Development Finance Agency
Belmont Hill School, Prerefunded to 9-1-11	5.000	09/01/31	1,000,000	1,056,940
Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10/01/40	1,000,000	1,040,690
Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12/01/30	450,000	464,531
Massachusetts Development Finance Agency
Combined Jewish Philanthropies, Series A	5.250	02/01/22	1,840,000	1,963,979
Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03/01/25	1,000,000	945,900
Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03/01/26	1,000,000	1,015,250
Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	2,000,000	1,924,760

John Hancock Massachusetts Tax-Free Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Massachusetts (continued)
Massachusetts Development Finance Agency
Draper Laboratory	5.875%	09/01/30	$2,000,000	$2,240,060
Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01/01/40	2,000,000	2,031,180
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A	5.750	11/15/35	1,500,000	1,142,880
Massachusetts Development Finance Agency
Massachusetts College of Pharmacy, Series E (D)	5.000	07/01/37	1,000,000	1,048,250
Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07/01/38	2,000,000	2,008,780
Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12/01/19	1,500,000	1,505,250
Massachusetts Development Finance Agency
Orchard Cove	5.250	10/01/26	1,000,000	868,270
Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12/15/24	2,320,000	2,370,089
Massachusetts Development Finance Agency
The Groves in Lincoln, Series A	7.750	06/01/39	700,000	743,918
Massachusetts Development Finance Agency
VOA Concord Assisted Living, Prerefunded to 10-20-11,
Series A	6.900	10/20/41	1,000,000	1,116,870
Massachusetts Development Finance Agency, Series A
Southeastern Massachusetts System, Series A (D)	5.625	01/01/16	500,000	517,940
Massachusetts Health & Educational Facilities Authority
Boston College, Series L	4.750	06/01/31	1,000,000	1,000,510
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12, Series B	9.200	12/15/31	2,000,000	2,410,420
Massachusetts Health & Educational Facilities Authority
Emerson Hospital, Series E (D)	5.000	08/15/35	1,000,000	864,480
Massachusetts Health & Educational Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07/01/18	1,000,000	1,001,470
Massachusetts Health & Educational Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08/15/23	1,000,000	1,049,390
Massachusetts Health & Educational Facilities Authority
Partners HealthCare	5.000	07/01/22	1,000,000	1,111,480
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series J1	5.000	07/01/34	1,000,000	1,039,010
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Prerefunded to 7-1-11, Series C	5.750	07/01/32	970,000	1,023,806
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series C	5.750	07/01/32	30,000	30,702
Massachusetts Health & Educational Facilities Authority
Simmons College, Prefunded to 10-1-10, Series C (D)	6.150	10/01/29	1,000,000	1,014,890
Massachusetts Health & Educational Facilities Authority
South Shore Hospital	5.750	07/01/29	365,000	366,617
Massachusetts Health & Educational Facilities Authority
Springfield College	5.625	10/15/40	2,000,000	2,099,520
Massachusetts Health & Educational Facilities Authority
Sterling & Francine Clark, Series A	5.000	07/01/36	1,000,000	1,047,800
Massachusetts Health & Educational Facilities Authority
Suffolk University, Series A	6.250	07/01/30	1,000,000	1,105,590
Massachusetts Health & Educational Facilities Authority
Tufts Unversity	5.375	08/15/38	350,000	389,312

John Hancock Massachusetts Tax-Free Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority
University of Massachusetts Worcester Campus, Prerefunded
to 10-1-11, Series B (D)	5.250%	10/01/31	$1,500,000	$1,580,745
Massachusetts Health & Educational Facilities Authority
Wheelock College, Prerefunded to 10-1-11, Series B (D)	5.625	10/01/30	1,000,000	1,055,180
Massachusetts Health & Educational Facilities Authority
Williams College, Series H	5.000	07/01/33	1,500,000	1,553,550
Massachusetts Health & Educational Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06/01/30	1,000,000	1,114,040
Massachusetts Housing Finance Agency, Series A AMT (D)	5.800	07/01/30	910,000	911,101
Massachusetts Housing Finance Agency, Series B	4.700	12/01/16	1,255,000	1,309,053
Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.750	12/01/20	2,780,000	2,782,502
Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.900	12/01/29	1,210,000	1,210,557
Massachusetts Industrial Finance Agency
Ogden Haverhill Project, Series A AMT	5.600	12/01/19	500,000	504,160
Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07/01/32	1,770,000	1,799,576
Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09/01/16	1,000,000	965,620
Massachusetts Port Authority, Series B	5.000	07/01/40	2,190,000	2,364,631
Massachusetts Special Obligation
Prerefunded to 1-1-14 (D)	5.250	01/01/26	1,000,000	1,147,500
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,000,000	1,096,070
Massachusetts State College Building Authority
College & University Revenue, Series B (D)	Zero	05/01/19	1,000,000	759,920
Massachusetts State Department of Transportation
Highway Revenue Tolls	5.000	01/01/37	3,500,000	3,694,775
Massachusetts State Turnpike Authority
Highway Revenue Tolls, Escrowed to Maturity, Series A (D)	5.125	01/01/23	445,000	534,921
Massachusetts State Turnpike Authority
Highway Revenue Tolls, Series C (D)	Zero	01/01/20	1,000,000	668,610
Massachusetts Water Pollution Abatement Trust	5.125	02/01/31	1,775,000	1,802,690
Massachusetts Water Pollution Abatement Trust
Government Fund/Grant Revenue	5.000	08/01/28	1,000,000	1,141,980
Massachusetts Water Pollution Abatement Trust
Prerefunded to 8-1-11, Series 7	5.125	02/01/31	645,000	673,116
Massachusetts Water Pollution Abatement Trust, Series 9	5.250	08/01/18	60,000	71,183
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 13	5.000	08/01/28	1,000,000	1,113,490
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 14	5.000	08/01/32	1,000,000	1,108,360
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	1,000,000	1,100,950
Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08/01/39	1,000,000	1,084,500
Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08/01/29	2,500,000	3,050,675
Pittsfield, City of
Prerefunded to 4-15-12 (D)	5.000	04/15/19	1,000,000	1,085,730
Plymouth County
Correctional Facility Project (D)	5.000	04/01/22	1,000,000	1,013,480

John Hancock Massachusetts Tax-Free Income Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Massachusetts (continued)
University of Massachusetts Building Authority
College & University Revenue, Prerefunded to 11-1-10,
Series A (D)	5.125%	11/01/25	$1,000,000	$1,008,180
University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05/01/39	1,500,000	1,586,340

Puerto Rico 11.61%				15,802,693
Commonwealth of Puerto Rico
Income Tax Revenue (D)(P)	9.532	07/01/11	400,000	429,720
Commonwealth of Puerto Rico, Series B	5.750	07/01/38	1,000,000	1,066,930
Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)(P)	10.021	07/01/11	1,000,000	1,096,880
Puerto Rico Aqueduct & Sewer Authority,
Water Revenue, Series A (Zero Coupon steps up to 6.125% on
7-1-11)	Zero	07/01/24	1,750,000	1,883,945
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Escrowed to Maturity, Series Y	6.250	07/01/14	955,000	1,155,922
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07/01/14	45,000	51,026
Puerto Rico Highway & Transportation Authority
Highway Revenue Tolls, Series AA (D)	5.500	07/01/19	2,000,000	2,265,020
Puerto Rico Highway & Transportation Authority, Series H	5.450	07/01/35	1,000,000	1,049,610
Puerto Rico Housing Finance Authority	5.125	12/01/27	1,000,000	1,039,810
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,589,480
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	5.500	08/01/42	1,000,000	1,060,270
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	2,000,000	2,114,080

Virgin Islands 1.20%				1,634,445
Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,128,640
Virgin Islands Public Finance Authority, Series A-1	5.000	10/01/39	500,000	505,805

			Par value	Value

Short-Term Investments 4.91%				$6,681,000
(Cost $6,681,000)

Repurchase Agreement 4.91%				6,681,000
Repurchase Agreement with State Street Corp. dated 8-31-10 at
0.010% to be repurchased at $6,681,002 on 9-1-10,
collateralized by $6,800,000 U.S. Treasury Notes, 0.625% due
7-31-12 (valued at $6,817,000, including interest)			$6,681,000	6,681,000

Total investments (Cost $127,913,375)† 99.75%				$135,809,116

Other assets and liabilities, net 0.25%				$344,963

Total net assets 100.00%				$136,154,079

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to the Fund.

AMT     Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

John Hancock Massachusetts Tax-Free Income Fund
As of 8-31-10 (Unaudited)

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments
ACA Financial Guaranty Corp.	1.44%
Ambac Financial Group, Inc.	4.97%
Assured Guarantee Corp.	9.48%
Financial Guaranty Insurance Company	2.40%
National Public Finance Guarantee Corp.	12.11%
Radian Asset Assurance, Inc.	0.64%
XL Capital Assurance, Inc.	0.56%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $127,629,722. Net unrealized appreciation aggregated $8,179,394, of which $8,989,191 related to appreciated investment securities and $809,797 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 8-31-10:

General Obligation Bonds	7%

Revenue Bonds
Education	16%
Transportation	14%
Health Care	12%
Water & Sewer	12%
Housing	10%
Utilities	5%
Pollution	3%
Industrial Development	1%
Other Revenue	15%
Short-Term Investments & Other	5%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the three month period ended August 31, 2010, all investments are categorized as Level 2 under the hierarchy described above.

During the three month period ended August 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q1 8/10
10/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 27, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 27, 2010